Portfolio of investments—March 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Municipal obligations: 98.79%
California: 97.38%
Airport revenue: 8.52%
Alameda Corridor Transportation Authority Series C CAB (AGM Insured)¤	0.00%	10-1-2053	$3,825,000	$940,325
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Series B AMT	5.25	7-1-2054	5,260,000	5,408,749
California Municipal Finance Authority LAX Integrated Express Solutions LLC Series A-P3 AMT	5.00	12-31-2043	5,730,000	5,742,629
City of Los Angeles Department of Airports Series A AMT	5.00	5-15-2047	5,000,000	5,013,726
County of Sacramento Airport System Revenue Series C AMT	5.00	7-1-2038	3,000,000	3,060,682
Norman Y Mineta San Jose International Airport SJC Series A AMT	5.00	3-1-2047	4,000,000	4,010,001
Norman Y Mineta San Jose International Airport SJC Series B	5.00	3-1-2042	1,750,000	1,786,778
San Diego County Regional Airport Authority Series B AMT	5.00	7-1-2056	6,040,000	6,070,071
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	4.00	5-1-2052	3,500,000	3,021,045
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2047	7,715,000	7,735,910
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.00	5-1-2049	5,000,000	5,035,029
San Francisco City & County Airport Commission San Francisco International Airport Series A AMT	5.25	5-1-2049	2,000,000	2,065,864
				49,890,809
Education revenue: 9.18%
California Educational Facilities Authority Loma Linda University Series A	5.00	4-1-2042	2,645,000	2,666,757
California Infrastructure & Economic Development Bank Equitable School Revolving Fund LLC Obligated Group Series B	5.00	11-1-2054	1,250,000	1,284,444
California Municipal Finance Authority Baptist University Series A144A	5.00	11-1-2025	240,000	240,631
California Municipal Finance Authority Biola University, Inc.	5.00	10-1-2035	600,000	611,858
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2046	1,930,000	1,666,104
California Municipal Finance Authority Institute of the Arts	4.00	10-1-2051	1,150,000	949,015
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2039	1,390,000	1,416,246
California Municipal Finance Authority Literacy First Charter School Issuer LLC Series A	5.00	12-1-2049	750,000	751,115
California Municipal Finance Authority Samuel Merritt University	5.25	6-1-2053	9,500,000	9,999,449
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2041	925,000	876,057
California Municipal Finance Authority STREAM Charter School Series A144A	5.00	6-15-2051	1,390,000	1,253,932
California Municipal Finance Authority University of the Pacific Series A	4.00	11-1-2042	1,600,000	1,544,946
California School Finance Authority Alliance for College Ready Public Schools Obligated Group144A	5.00	7-1-2049	1,000,000	1,014,555
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	4.00	8-1-2051	775,000	636,072
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 1

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Education revenue(continued)
California School Finance Authority Aspire Public Schools Obligated Group Series A144A	5.00%	8-1-2050	$3,540,000	$3,423,684
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2047	1,000,000	950,729
California School Finance Authority Bright Star Schools Obligated Group144A	5.00	6-1-2054	1,000,000	929,441
California School Finance Authority Girls Athletic Leadership Schools Los Angeles Series A144A	4.00	6-1-2051	905,000	676,720
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	4.00	8-1-2025	225,000	224,916
California School Finance Authority Green Dot Public Schools Obligated Group Series A144A	5.00	8-1-2035	2,525,000	2,529,532
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2035	1,000,000	1,001,522
California School Finance Authority Kipp SoCal Public Schools Obligated Group Series A144A	5.00	7-1-2049	1,000,000	1,004,014
California School Finance Authority Lifeline Education Charter School, Inc. Series A144A	5.00	7-1-2045	800,000	789,811
California School Finance Authority Rex & Margaret Fortune School of Education Series A144A	5.00	6-1-2044	2,000,000	1,941,542
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2036	945,000	945,110
California School Finance Authority Rocketship Education Obligated Group Series A144A	5.00	6-1-2046	2,100,000	2,014,812
California State University Series A	5.00	11-1-2047	1,000,000	1,021,767
California Statewide CDA Baptist University Series A144A	5.00	11-1-2032	1,135,000	1,151,639
California Statewide CDA Baptist University Series A144A	5.00	11-1-2041	2,875,000	2,847,442
Fullerton PFA Marshall B Ketchum University Series A	4.00	2-1-2051	2,500,000	2,306,368
University of California Ltd. Project Series K	4.00	5-15-2046	5,295,000	5,100,466
				53,770,696
GO revenue: 16.02%
Bassett Unified School District Series B (BAM Insured)	5.00	8-1-2027	1,050,000	1,058,138
Cerritos Community College District Series D CAB¤	0.00	8-1-2033	1,500,000	1,115,800
College of the Sequoias Visalia Area Improvement District No. 2 Series A	5.00	8-1-2054	4,000,000	4,261,802
Compton Community College District Series C CAB¤	0.00	8-1-2035	3,445,000	2,337,911
Delano Joint Union High School District Series B (AGM Insured)	5.75	8-1-2035	4,510,000	4,520,791
Long Beach Unified School District Series A	5.50	8-1-2026	95,000	95,217
Long Beach Unified School District Series C	4.00	8-1-2053	10,000,000	9,458,415
Merced City School District	5.00	8-1-2045	1,000,000	1,003,050
Merced Union High School District Series C CAB¤	0.00	8-1-2032	3,380,000	2,616,687
Paramount Unified School District CAB¤	0.00	8-1-2033	2,500,000	1,849,041
Pleasanton Unified School District	4.00	8-1-2052	8,240,000	7,793,152
Pomona Unified School District Series A (NPFGC Insured)	6.55	8-1-2029	945,000	1,026,406
San Bernardino City Unified School District Series C (AGM Insured)	5.00	8-1-2040	8,000,000	8,028,922
San Diego Unified School District Series I	4.00	7-1-2047	2,025,000	1,927,193
San Francisco Community College District Series B (BAM Insured)	5.25	6-15-2049	10,000,000	10,805,127
San Gorgonio Memorial Health Care District	5.00	8-1-2032	1,750,000	1,678,880
See accompanying notes to portfolio of investments
2 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
GO revenue(continued)
San Gorgonio Memorial Health Care District	5.50%	8-1-2028	$2,525,000	$2,522,309
San Rafael City High School District Series C	4.00	8-1-2043	1,500,000	1,442,493
Santa Ana Unified School District Series B CAB (AGC Insured)¤	0.00	8-1-2038	15,000,000	8,750,256
Sierra Joint Community College District Series C	4.00	8-1-2053	4,000,000	3,794,695
Sierra Kings Health Care District	5.00	8-1-2028	1,000,000	1,003,005
Sierra Kings Health Care District	5.00	8-1-2032	1,500,000	1,503,154
Sierra Kings Health Care District	5.00	8-1-2037	1,750,000	1,751,461
State of California	5.00	8-1-2046	10,000,000	10,127,816
Tulare Local Health Care District (BAM Insured)	4.00	8-1-2039	1,850,000	1,841,355
Washington Township Health Care District Series B	5.50	8-1-2038	1,500,000	1,503,958
				93,817,034
Health revenue: 19.71%
California HFFA Adventist Health System/West Obligated Group Series A	5.25	12-1-2044	1,750,000	1,808,978
California HFFA Cedars-Sinai Medical Center Obligated Group Series B	4.00	8-15-2039	10,500,000	10,351,951
California HFFA Children’s Hospital Los Angeles Obligated Group Series A	5.00	8-15-2047	10,050,000	9,952,855
California HFFA CommonSpirit Health Obligated Group Series A	5.00	12-1-2054	5,000,000	5,146,855
California HFFA Episcopal Communities & Services for Seniors Obligated Group Series B	5.25	11-15-2053	1,250,000	1,280,513
California HFFA Kaiser Foundation Hospitals Series A-2	4.00	11-1-2051	3,000,000	2,720,651
California HFFA Lundquist Institute For Biomedical Innovation At Harbor-Ucla Medical Center	5.00	9-1-2048	6,095,000	5,945,820
California HFFA Marshall Medical Center Series A	4.00	11-1-2040	1,375,000	1,356,351
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2040	700,000	719,916
California HFFA On Lok Senior Health Services Obligated Group	5.00	8-1-2050	1,000,000	1,008,464
California HFFA Sutter Health Obligated Group Series A	4.00	11-15-2048	5,000,000	4,742,035
California HFFA Sutter Health Obligated Group Series B	5.00	11-15-2046	2,960,000	2,997,951
California Infrastructure & Economic Development Bank Roseville Sustainable Energy Partner LLC Series A	5.25	7-1-2054	8,945,000	9,046,876
California Municipal Finance Authority Community Hospitals of Central California Obligated Group Series A	4.00	2-1-2051	1,500,000	1,390,659
California Municipal Finance Authority Eisenhower Medical Center Series A	5.00	7-1-2047	1,400,000	1,406,738
California Municipal Finance Authority Eskaton Properties, Inc. Obligated Group	5.00	11-15-2044	1,500,000	1,549,147
California Municipal Finance Authority HumanGood California Obligated Group	4.00	10-1-2049	2,250,000	1,997,102
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2039	1,240,000	1,245,597
California Municipal Finance Authority Inland Christian Home, Inc.	4.00	12-1-2049	2,915,000	2,800,247
California Municipal Finance Authority Open Door Community Health Centers	4.00	9-15-2046	3,300,000	3,191,578
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2044	1,415,000	1,481,962
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2049	1,300,000	1,340,895
California Municipal Finance Authority PRS Obligated Group Series A	5.00	4-1-2054	1,540,000	1,575,089
California Municipal Finance Authority Town & Country Manor of the Christian & Missionary Alliance	5.00	7-1-2049	2,650,000	2,730,913
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 3

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Health revenue(continued)
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00%	10-15-2037	$500,000	$503,587
California PFA Henry Mayo Newhall Hospital Obligated Group	5.00	10-15-2047	5,365,000	5,221,808
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2051	1,255,000	1,159,705
California PFA Kendal at Sonoma Obligated Group Series A144A	5.00	11-15-2056	1,235,000	1,127,182
California Statewide CDA 899 Charleston	5.00	11-1-2049	2,500,000	2,623,377
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2045	2,500,000	2,501,084
California Statewide CDA Adventist Health System/West Obligated Group Series A	5.00	3-1-2048	5,000,000	5,005,239
California Statewide CDA Enloe Medical Center Obligated Group Series A (AGM Insured)	5.25	8-15-2052	2,000,000	2,087,135
California Statewide CDA John Muir Health Obligated Group Series A	5.25	12-1-2054	2,000,000	2,117,567
California Statewide CDA Loma Linda University Medical Center Obligated Group Series A	5.25	12-1-2044	5,150,000	5,151,399
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2036	700,000	714,400
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2037	500,000	508,667
California Statewide CDA Marin General Hospital Obligated Group Series A	5.00	8-1-2038	450,000	456,283
California Statewide CDA Odd Fellows Home Series A	4.00	4-1-2043	1,900,000	1,853,242
California Statewide CDA Odd Fellows Home Series A	4.13	4-1-2053	1,000,000	955,165
Regents of the University of California Medical Center Pooled Revenue Series P	4.00	5-15-2053	5,000,000	4,660,710
Washington Township Health Care District Series A	5.00	7-1-2042	1,000,000	988,157
				115,423,850
Housing revenue: 11.20%
California Enterprise Development Authority Riverside County	4.00	11-1-2049	1,900,000	1,795,448
California Housing Finance Agency Found Middle LP Series L (Goldman Sachs Bank USA LOC)144Aø	1.40	12-1-2027	3,655,000	3,655,000
California Housing Finance Agency Class A Series 2	4.00	3-20-2033	7,488,126	7,489,668
California Housing Finance Agency Class A Series 2021-2 (FHLMC Insured)	3.75	3-25-2035	133,314	130,355
California Infrastructure & Economic Development Bank South Monterey County Joint Union High School District	5.75	8-15-2029	2,150,000	2,152,624
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2049	1,225,000	1,259,808
California Municipal Finance Authority Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio Series A	5.00	8-15-2054	1,800,000	1,837,716
California Municipal Finance Authority Caritas Projects Series A	5.00	8-15-2029	500,000	519,409
California Municipal Finance Authority Caritas Projects Series B	4.00	8-15-2051	1,340,000	1,121,417
California Municipal Finance Authority CHF - Davis I LLC	5.00	5-15-2051	6,700,000	6,714,729
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2037	700,000	701,896
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2038	750,000	748,485
California Municipal Finance Authority CHF - Davis II LLC (BAM Insured)	4.00	5-15-2040	1,100,000	1,079,806
See accompanying notes to portfolio of investments
4 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housing revenue(continued)
California Municipal Finance Authority CHF - Riverside II LLC	5.00%	5-15-2052	$5,650,000	$5,608,490
California Municipal Finance Authority Southwestern Law School	4.00	11-1-2041	575,000	512,939
California PFA P3 Irvine SL Holdings LLC Obligated Group Series A144A	6.20	6-1-2044	2,000,000	1,919,985
California Statewide CDA Community Improvement Authority 1818 Platinum Triangle-Anaheim Series B144A	4.00	4-1-2057	1,000,000	721,786
California Statewide CDA Community Improvement Authority Altana Apartments Series A-2144A	4.00	10-1-2056	2,000,000	1,546,859
California Statewide CDA Community Improvement Authority Theo Apartments Series B144A	4.00	5-1-2057	1,500,000	1,082,250
California Statewide CDA Community Improvement Authority Towne at Glendale Apartments144A	5.00	9-1-2037	800,000	792,168
CMFA Special Finance Agency XII Allure Apartments Series A-2144A	4.38	8-1-2049	2,000,000	1,654,162
CMFA Special Finance Agency Latitude33 Series A-2144A	4.00	12-1-2045	1,500,000	1,197,053
Compton PFA144A	4.00	9-1-2027	3,520,000	3,518,051
Fresno Joint Powers Financing Authority Master Lease Projects Series A (AGM Insured)	4.00	4-1-2046	1,225,000	1,176,620
Independent Cities Finance Authority Millennium Housing of California	5.00	5-15-2048	2,000,000	2,040,692
Independent Cities Finance Authority San Juan Mobile Estates	5.00	8-15-2030	930,000	935,872
Independent Cities Finance Authority Santa Rosa Leisure Mobile Home Park	5.00	8-15-2046	1,570,000	1,580,672
Modesto Irrigation District Electric System Revenue Series A	5.00	10-1-2040	3,500,000	3,522,123
Montclair Financing Authority Public Facilities Projects (AGM Insured)	5.00	10-1-2035	2,400,000	2,403,081
Sacramento City Schools Joint Powers Financing Authority Unified School District Series A (BAM Insured)	5.00	3-1-2040	2,165,000	2,166,763
Tender Option Bond Trust Receipts/Certificates Series BAML6044 (Bank of America N.A. LOC, Bank of America N.A. LIQ)144Aø	3.70	2-1-2055	4,000,000	4,000,000
				65,585,927
Miscellaneous revenue: 6.50%
California Municipal Finance Authority Palomar Health Obligated Group Series A COP (AGM Insured)	5.25	11-1-2052	1,500,000	1,526,493
City of Irvine Reassessment District No. 15-2	5.00	9-2-2026	400,000	402,885
City of Irvine Reassessment District No. 15-2	5.00	9-2-2042	1,495,000	1,498,028
City of Porterville Water Revenue System Financing Project COP (AGM Insured)	4.00	8-15-2050	1,000,000	939,706
City of Upland San Antonio Regional Hospital Obligated Group COP	5.00	1-1-2047	1,955,000	1,978,974
Hayward Unified School District COP	5.25	8-1-2052	8,000,000	8,147,717
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2041	1,700,000	1,674,671
Independent Cities Finance Authority City of Compton Sales Tax Revenue (AGM Insured)144A	4.00	6-1-2051	750,000	699,013
Jefferson Union High School District Teacher & Staff Housing Project COP (BAM Insured)	4.00	8-1-2045	1,400,000	1,356,839
Lassen Municipal Utility District COP	4.00	5-1-2038	2,615,000	2,417,385
Lassen Municipal Utility District COP	4.00	5-1-2041	2,250,000	2,020,322
Lassen Municipal Utility District COP	4.00	5-1-2046	4,395,000	3,857,833
Lassen Municipal Utility District COP	4.00	5-1-2051	2,340,000	1,984,710
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 5

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Miscellaneous revenue(continued)
North Coast County Water District COP (AGM Insured)	4.00%	10-1-2051	$1,745,000	$1,648,941
Pajaro Valley Water Management Agency Series C COP (BAM Insured)	4.13	3-1-2053	4,250,000	4,086,779
San Marino Unified School District Series A COP	5.00	12-1-2041	255,000	255,247
Sutter Butte Flood Control Agency Assessment District (BAM Insured)	5.00	10-1-2040	3,545,000	3,567,584
				38,063,127
Tax revenue: 11.95%
California Statewide CDA Community Facilities District No. 2017	5.00	9-1-2048	5,000,000	5,035,893
Chino Community Facilities District No. 2003-3 Improvement Area No. 7	5.00	9-1-2048	2,500,000	2,523,436
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2043	445,000	451,072
Chula Vista Community Facilities District No. 06-1 Area No. 1	5.00	9-1-2048	895,000	904,234
City & County of San Francisco Community Facilities District No. 2014-1 Series A	5.00	9-1-2052	1,000,000	1,039,941
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 1 Series 2021	4.00	9-1-2041	1,000,000	916,494
City & County of San Francisco Community Facilities District No. 2016-1 Area No. 2 Series A144A	4.00	9-1-2052	1,750,000	1,462,931
City of Belmont Community Facilities District No. 2000-1 Series A (Ambac Insured)	5.75	8-1-2030	3,190,000	3,442,254
City of Fremont Community Facilities District No. 1	5.00	9-1-2040	2,700,000	2,704,865
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2040	965,000	967,295
City of San Clemente Community Facilities District No. 2006-1	5.00	9-1-2046	1,175,000	1,176,804
Corona Community Facilities District No. 2018-1 Improvement Area No. 1 Series A	5.00	9-1-2048	1,000,000	1,007,908
Corona-Norco Unified School District Community Facilities District No. 16-1	5.00	9-1-2048	1,500,000	1,514,062
County of San Bernardino Community Facilities District No. 2006-1 Area No. 6	5.00	9-1-2048	1,200,000	1,207,111
Elk Grove Finance Authority (BAM Insured)	5.00	9-1-2038	1,500,000	1,505,914
Inglewood Redevelopment Successor Agency Merged Redevelopment Project Series A (BAM Insured)	5.00	5-1-2038	305,000	312,591
Inland Valley Development Agency Series A	5.25	9-1-2037	4,000,000	4,032,108
Irvine Facilities Financing Authority Community Facilities District No. 2013-3 Series A (BAM Insured)	4.00	9-1-2058	2,200,000	2,062,764
Lafayette Redevelopment Successor Agency Project (AGM Insured)	5.00	8-1-2033	1,500,000	1,502,682
Lafayette Redevelopment Successor Agency Project (AGM Insured)	5.00	8-1-2038	1,635,000	1,636,888
Lancaster Redevelopment Successor Agency Combined Redevelopment Project Areas (AGM Insured)	5.00	8-1-2033	1,200,000	1,225,381
Marina Redevelopment Successor Agency Series A	5.00	9-1-2033	340,000	351,049
Marina Redevelopment Successor Agency Series A	5.00	9-1-2038	400,000	408,317
Marina Redevelopment Successor Agency Series B	5.00	9-1-2033	250,000	258,286
Marina Redevelopment Successor Agency Series B	5.00	9-1-2038	250,000	255,198
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2035	2,545,000	2,558,867
Oakland Redevelopment Successor Agency Series TE (AGM Insured)	5.00	9-1-2036	4,000,000	4,019,847
Orange County Community Facilities District No. 2015-1 Series A	5.25	8-15-2045	1,950,000	1,954,855
See accompanying notes to portfolio of investments
6 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Tax revenue(continued)
River Islands PFA Community Facilities District No. 2016-1 (AGM Insured)	5.25%	9-1-2052	$2,000,000	$2,086,882
River Islands PFA Community Facilities District No. 2023-1 Area No. 2	5.00	9-1-2054	2,500,000	2,463,654
Riverside County Community Facilities Districts No. 05-8	5.00	9-1-2048	1,600,000	1,611,486
Romoland School District Community Facilities District No. 2004-1 Area No. 4	5.00	9-1-2048	3,000,000	3,032,840
San Francisco City & County Redevelopment Successor Agency Mission Bay South Redevelopment Area Tax Increment Financing District Series A	5.00	8-1-2043	2,500,000	2,500,856
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.00	8-1-2046	1,500,000	1,523,894
San Francisco City & County Redevelopment Successor Agency Transbay Infrastructure Project Series B (AGM Insured)	5.25	8-1-2053	2,250,000	2,393,443
Sonoma Community Development Successor Agency Redevelopment Project (NPFGC Insured)	5.00	6-1-2033	1,325,000	1,355,330
Tejon Ranch Public Facilities Finance Authority Community Facilities District No. 2008-1 Series 2024-A	5.00	9-1-2054	1,000,000	1,004,012
Tracy Community Facilities District No. 2016-01 Improvement Area No. 1	5.00	9-1-2048	2,750,000	2,769,741
Tustin Community Facilities District No. 2014-1 Series A	5.00	9-1-2040	750,000	751,938
Tustin Community Facilities District No. 2014-1 Series A	5.00	9-1-2045	1,000,000	1,001,518
Union City Community Redevelopment Successor Agency Series A	5.00	10-1-2036	1,000,000	1,006,231
				69,940,872
Tobacco revenue: 0.72%
California County Tobacco Securitization Agency Los Angeles County Securitization Corp. Series B-2 CAB¤	0.00	6-1-2055	14,000,000	2,676,958
California County Tobacco Securitization Agency Merced County Tobacco Funding Corp. Series B	5.00	6-1-2050	1,070,000	1,032,257
Tobacco Securitization Authority of Northern California Sacramento County Corp. Class 2 Series B2 CAB¤	0.00	6-1-2060	3,250,000	528,917
				4,238,132
Transportation revenue: 0.33%
Riverside County Transportation Commission Series B-1	4.00	6-1-2046	2,000,000	1,899,623
Utilities revenue: 9.99%
California Community Choice Financing Authority Clean Energy Project Series A-1øø	5.00	5-1-2054	7,000,000	7,444,351
California Community Choice Financing Authority Series B-1øø	4.00	2-1-2052	1,345,000	1,344,221
California Community Choice Financing Authority Series Cøø	5.25	1-1-2054	2,500,000	2,612,335
California Community Choice Financing Authority Series Eøø	5.00	2-1-2055	4,000,000	4,268,908
California Community Choice Financing Authority Series Føø	5.00	2-1-2055	2,000,000	2,130,305
California Community Choice Financing Authority Series Gøø	5.00	11-1-2055	2,000,000	2,094,173
California Community Choice Financing Authority Series Gøø	5.25	11-1-2054	5,000,000	5,302,966
City of Glendale Electric Revenue	5.00	2-1-2054	5,000,000	5,145,284
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2040	3,715,000	3,741,668
Imperial Irrigation District Electric System Revenue Series A	5.00	11-1-2045	1,060,000	1,066,317
Imperial Irrigation District Electric System Revenue Series C	5.00	11-1-2038	2,500,000	2,542,746
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 7

Portfolio of investments—March 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities revenue(continued)
Los Angeles Department of Water & Power System Revenue Series C	5.00%	7-1-2054	$8,000,000	$8,212,948
M-S-R Energy Authority Series B	7.00	11-1-2034	4,000,000	4,819,427
M-S-R Energy Authority Series C	6.13	11-1-2029	785,000	832,286
Northern California Energy Authorityøø	5.00	12-1-2054	2,000,000	2,115,020
Redding Joint Powers Financing Authority Series A	5.00	6-1-2032	440,000	445,039
San Joaquin Valley Clean Energy Authority Series Aøø	5.50	1-1-2056	3,000,000	3,346,829
Southern California Public Power Authority Project No. 1 Series A	5.25	11-1-2025	1,000,000	1,007,193
				58,472,016
Water & sewer revenue: 3.26%
Adelanto Public Utility Authority Utility System Project Series A (AGM Insured)	5.00	7-1-2039	2,000,000	2,053,637
Anaheim Housing & Public Improvements Authority Water System Revenue Series A (Bank of America N.A. LOC)ø	2.65	10-1-2054	5,000,000	5,000,000
California PCFA Channelside Water Resources LP AMT144A	5.00	11-21-2045	2,615,000	2,680,214
City of Compton Sewer Revenue	6.00	9-1-2039	1,775,000	1,811,095
City of Tulare Sewer Revenue (AGM Insured)	5.00	11-15-2041	1,500,000	1,509,915
Florin Resource Conservation District Series A (NPFGC Insured)	5.00	9-1-2032	2,000,000	2,003,247
Merced Irrigation District Series A (AGM Insured)	5.00	10-1-2038	4,000,000	4,004,029
				19,062,137
				570,164,223
Guam: 0.38%
Miscellaneous revenue: 0.16%
Territory of Guam Series F	4.00	1-1-2036	1,000,000	964,323
Water & sewer revenue: 0.22%
Guam Government Waterworks Authority Series A	5.00	1-1-2050	1,250,000	1,270,953
				2,235,276
Illinois: 0.16%
GO revenue: 0.16%
State of Illinois Series B	4.50	5-1-2048	1,000,000	924,332
New York: 0.79%
Tax revenue: 0.79%
New York City Transitional Finance Authority Future Tax Secured Revenue Series E-1	3.00	2-1-2051	3,360,000	2,434,265
New York State Dormitory Authority Personal Income Tax Revenue Series A	3.00	3-15-2050	3,000,000	2,186,824
				4,621,089
Ohio: 0.08%
Tobacco revenue: 0.08%
Buckeye Tobacco Settlement Financing Authority Class 2 Series B-3 CAB¤	0.00	6-1-2057	5,000,000	496,574
Total municipal obligations (Cost $594,796,902)				578,441,494
See accompanying notes to portfolio of investments
8 | Allspring California Tax-Free Fund

Portfolio of investments—March 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.12%
Investment companies: 0.12%
Allspring Government Money Market Fund Select Class♠∞		4.27%	702,474	$702,474
Total short-term investments (Cost $702,474)				702,474
Total investments in securities (Cost $595,499,376)	98.91%			579,143,968
Other assets and liabilities, net	1.09			6,387,384
Total net assets	100.00%			$585,531,352

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
ø
Variable rate demand notes are subject to a demand feature which reduces the effective maturity. The maturity date shown represents the final maturity date of the security. The interest rate is determined and reset by the issuer daily, weekly, or monthly depending upon the terms of the security. The rate shown is the rate in effect at period end.

øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal
Ambac	Ambac Financial Group Incorporated
AMT	Alternative minimum tax
BAM	Build America Mutual Assurance Company
CAB	Capital appreciation bond
CDA	Community Development Authority
CHF	Collegiate Housing Foundation
COP	Certificate of participation
FHLMC	Federal Home Loan Mortgage Corporation
GO	General obligation
HFFA	Health Facilities Financing Authority
LIQ	Liquidity agreement
LOC	Letter of credit
NPFGC	National Public Finance Guarantee Corporation
PCFA	Pollution Control Financing Authority
PFA	Public Finance Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$817,140	$68,851,884	$(68,966,550)	$0	$0	$702,474	702,474	$35,256
See accompanying notes to portfolio of investments
Allspring California Tax-Free Fund | 9

Portfolio of investments—March 31, 2025 (unaudited)

Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	165	6-18-2025	$18,238,014	$18,351,094	$113,080	$0
See accompanying notes to portfolio of investments
10 | Allspring California Tax-Free Fund

Notes to portfolio of investments—March 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring California Tax-Free Fund | 11

Notes to portfolio of investments—March 31, 2025 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of March 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Municipal obligations	$0	$578,441,494	$0	$578,441,494
Short-term investments
Investment companies	702,474	0	0	702,474
	$702,474	$578,441,494	$0	$579,143,968
Futures contracts	113,080	0	0	113,080
Total assets	$815,554	$578,441,494	$0	$579,257,048
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of March 31, 2025, $1,260,000 was segregated as cash collateral for these open futures contracts.
At March 31, 2025, the Fund did not have any transfers into/out of Level 3.
12 | Allspring California Tax-Free Fund